Note 5 - Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
6
- LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Numerator
Net loss available in basic and diluted calculation	$(2,373,410)	$(2,543,670)	$(4,133,432)	$(3,885,517)
Comprehensive loss	(2,373,410)	(2,543,670)	(4,133,432)	(3,885,517)
Denominator:
Weighted average common shares outstanding-basic	11,878,490	6,167,689	11,632,221	6,308,554

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-

Weighted average common shares outstanding-basic	11,878,490	6,167,689	11,632,221	6,308,554

Loss per common share-basic and diluted	$(0.20)	$(0.41)	$(0.36)	$(0.62)

(
1
) The number of shares underlying options and warrants outstanding as of
June 30, 2018
and
June 30, 2017
are
5,676,637
and
3,850,878,
respectively. The number of shares underlying the preferred stock as of
June 30, 2018
is
79,246.
The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE
5
- LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2017	2016
Numerator:
Net loss available in basic and diluted calculation	$(7,746,593)	$(6,526,014)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	-	1,501
Comprehensive (loss)	(7,746,593)	(6,524,513)
Denominator:
Weighted average common shares outstanding-basic	6,362,989	2,823,345

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	6,362,989	2,823,345

Loss per common share-basic and diluted	$(1.22)	$(2.31)

(
1
) The number of shares underlying options and warrants outstanding as of
December 31, 2017
and
December 31, 2016
are
4,716,240
and
1,036,744,
respectively. The number of shares underlying the preferred stock as of
December 31, 2017
is
79,246
for Series B Convertible and
647,819
for Series C Convertible. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.